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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [_]: Amendment Number: __________

   This Amendment (Check only one):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    F.N.B. Investment Advisors, Inc.
Address: One F.N.B. Boulevard
         Hermitage, PA  16148

Form 13F File Number: 028-14012

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kim Craig
Title: CTFA, President and Chief Executive Officer
Phone: 412-320-2300

Signature, Place, and Date of Signing:

     /s/ Kim Craig             Pittsburgh, PA              November 7, 2012
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      (Signature)               (City, State)                  (Date)

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE REPORT. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reported managers).

List of Other Managers Reporting for this Manager: First National Trust Company
                                                   532 Main Street
                                                   Johnstown, PA  15901

I am signing this report as required by the Securities Exchange Act of 1934.

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